Estimated Fair Value of Financial Instruments	6 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Estimated Fair Value of Financial Instruments
23.	Estimated Fair Value of Financial Instruments
The following information is provided to help readers gain an understanding of the relationship between carrying amounts of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, investment in affiliates accounted for under the equity method, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2023

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,231,860	¥1,231,860	¥1,231,860	¥0	¥0
Restricted cash	135,048	135,048	135,048	0	0
Installment loans (net of allowance for credit losses)	3,829,431	3,807,987	0	128,249	3,679,738
Equity securities*1	379,236	379,236	105,646	133,027	140,563
Trading debt securities	2,179	2,179	0	2,179	0
Available-for-sale debt securities	2,234,608	2,234,608	4,334	1,986,672	243,602
Held-to-maturity debt securities	114,759	129,678	0	108,326	21,352
Certain investment in affiliates	2,511	2,511	0	0	2,511
Other Assets:
Time deposits	4,374	4,374	0	4,374	0
Derivative assets*2	50,346	50,346	0	0	0
Reinsurance recoverables (Investment contracts)	5,301	5,009	0	0	5,009
Liabilities:
Short-term debt	¥508,796	¥508,796	¥0	¥508,796	¥0
Deposits	2,086,340	2,087,035	0	2,087,035	0
Policy liabilities and Policy account balances (Investment contracts)	143,407	143,842	0	0	143,842
Long-term debt	5,209,723	5,164,112	0	1,667,119	3,496,993
Other Liabilities:
Derivative liabilities*2	49,314	49,314	0	0	0

*1	The amount of ¥51,263 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”

September 30, 2023

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥915,107	¥915,107	¥915,107	¥0	¥0
Restricted cash	139,123	139,123	139,123	0	0
Installment loans (net of allowance for credit losses)	3,895,424	3,877,262	0	136,985	3,740,277
Equity securities*1	410,199	410,199	116,421	133,647	160,131
Trading debt securities	2,259	2,259	0	2,259	0
Available-for-sale debt securities	2,318,317	2,318,317	5,282	2,030,880	282,155
Held-to-maturity debt securities	115,515	124,120	0	104,028	20,092
Certain investment in affiliates	5,003	5,003	0	0	5,003
Other Assets:
Time deposits	4,600	4,600	0	4,600	0
Derivative assets*2	56,348	56,348	0	0	0
Reinsurance recoverables (Investment contracts)	4,943	4,566	0	0	4,566
Liabilities:
Short-term debt	¥586,379	¥586,379	¥0	¥586,379	¥0
Deposits	2,051,992	2,052,118	0	2,052,118	0
Policy liabilities and Policy account balances (Investment contracts)	133,841	133,208	0	0	133,208
Long-term debt	5,448,244	5,388,098	0	1,815,990	3,572,108
Other Liabilities:
Derivative liabilities*2	55,951	55,951	0	0	0

*1	The amount of ¥68,018 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”
Input level of fair value measurement
If active market prices are available, fair value measurement is based on quoted active market prices and classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1 such as quoted market prices of similar assets and classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes and classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market.